Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Name	GGF CPA LTD
Auditor Firm ID	2729
Auditor Location	Guangzhou, China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of LZ Technology Holdings Limited (“the Company”), as of December 31, 2025 and 2024 and the related consolidated statements of operations and comprehensive (loss) income, changes in (deficits)/equity and cash flows for each of the two years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.